Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement [Line Items]
Number of Warrants Outstanding	28,518,433	28,518,433	20,082,500
Fair Value	$ 267,077		$ 367,346	$ 1,135,157
Warrants expiring July 20, 2017 [Member]
Statement [Line Items]
Exercise Price		$ 0.90
Number of Warrants Outstanding	0	0	3,840,700
Fair Value	$ 0		$ 574
Warrants expiring January 21, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.70
Number of Warrants Outstanding	1,352,062	1,352,062	1,352,062
Fair Value	$ 0		$ 3,497
Warrants expiring April 14, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.95
Number of Warrants Outstanding	1,200,050	1,200,050	1,200,050
Fair Value	$ 0		$ 4,028
Warrants expiring April 27, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.95
Number of Warrants Outstanding	397,000	397,000	397,000
Fair Value	$ 0		$ 1,506
Warrants expiring July 23, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.74
Number of Warrants Outstanding	1,000,000	1,000,000	1,000,000
Fair Value	$ 20		$ 8,052
Warrants expiring July 31, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.74
Number of Warrants Outstanding	822,000	822,000	822,000
Fair Value	$ 18		$ 6,650
Warrants expiring November 30, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding	1,694,444	1,694,444	1,694,444
Fair Value	$ 609		$ 26,938
Warrants expiring December 18, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding	1,681,189	1,681,189	1,681,189
Fair Value	$ 1,254		$ 27,987
Warrants expiring February 2, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding	273,058	273,058	273,058
Fair Value	$ 309		$ 6,144
Warrants expiring March 17, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding	2,244,497	2,244,497	2,244,497
Fair Value	$ 2,132		$ 53,241
Warrants expiring June 28, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding	1,000,000	1,000,000	1,000,000
Fair Value	$ 2,930		$ 26,377
Warrants expiring July 28, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding	1,000,000	1,000,000	1,000,000
Fair Value	$ 3,155		$ 29,049
Warrants expiring September 16, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding	650,000	650,000	650,000
Fair Value	$ 3,471		$ 23,768
Warrants expiring November 2, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.30
Number of Warrants Outstanding	1,000,000	1,000,000	1,000,000
Fair Value	$ 8,955		$ 49,316
Warrants expiring November 22, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.30
Number of Warrants Outstanding	427,500	427,500	427,500
Fair Value	$ 3,899		$ 20,328
Warrants expiring December 5, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding	1,000,000	1,000,000	1,000,000
Fair Value	$ 11,201		$ 53,205
Warrants expiring December 14, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding	500,000	500,000	500,000
Fair Value	$ 5,651		$ 26,686
Warrants expiring January 9, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding	646,800	646,800	0
Fair Value	$ 6,247		$ 0
Warrants expiring February 3, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.40
Number of Warrants Outstanding	650,000	650,000	0
Fair Value	$ 4,696		$ 0
Warrants expiring March 17, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding	900,000	900,000	0
Fair Value	$ 11,315		$ 0
Warrants expiring April 11, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding	1,030,000	1,030,000	0
Fair Value	$ 13,070		$ 0
Warrants expiring May 13, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.27
Number of Warrants Outstanding	500,000	500,000	0
Fair Value	$ 6,067		$ 0
Warrants expiring June 14, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding	1,250,000	1,250,000	0
Fair Value	$ 18,968		$ 0
Warrants expiring July 11, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding	650,000	650,000	0
Fair Value	$ 10,424		$ 0
Warrants expiring July 26, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding	900,000	900,000	0
Fair Value	$ 14,649		$ 0
Warrants expiring August 9, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding	1,000,000	1,000,000	0
Fair Value	$ 19,648		$ 0
Warrants expiring September 12, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding	500,000	500,000	0
Fair Value	$ 10,093		$ 0
Warrants expiring October 16, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding	1,250,000	1,250,000	0
Fair Value	$ 30,078		$ 0
Warrants expiring November 24, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding	1,449,833	1,449,833	0
Fair Value	$ 35,227		$ 0
Warrants expiring December 27, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.19
Number of Warrants Outstanding	1,550,000	1,550,000	0
Fair Value	$ 42,991		$ 0